Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Pay vs Performance Table
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” (“CAP”) to our NEOs, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table.

Pay Versus Performance Table

The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for fiscal years 2023, 2024 and 2025. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average.

Year	Summary Comp Table Total for First PEO ($)(1)(2)	Summary Comp Table Total for Second PEO ($)(1)(2)	Summary Comp Table Total for Third PEO ($)(1)(3)	Comp Actually Paid to First PEO ($)(1)(5)	Comp Actually Paid to Second PEO ($)(1)(5)	Comp Actually Paid to Third PEO ($)(1)(5)	Average Summary Comp Table Total for Non-PEO Named Executive Officers ($)(1)(6)	Average Comp Actually Paid to Non-PEO Named Executive Officers ($)(1)(7)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(8)	Net Income ($)(9) (in thousands)
2025	$888,000	—	—	$609,938	—	—	$528,360	$291,797	$74.32	$7,179
2024	88,861	2,410,352	—	88,861	1,289,463	—	656,852	631,483	121.21	(8,529)
2023	—	1,550,558	1,103,178	—	1,745,288	579,612	588,186	628,350	114.55	8,585

(1)

During fiscal year 2025, Ryan Schroeder (“First PEO”) served as our PEO. During fiscal year 2024, Ryan Schroeder and Mark Hernandez (“Second PEO”) each served for a period of time as our PEO. During fiscal year 2023, Mark Hernandez and August M. Vlak (“Third PEO”) each served for a period of time as our PEO. During fiscal year 2025, Nicholas Vlahos served as our non-PEO named executive officer (“NEO”). During fiscal year 2024, the non-PEO NEO was Nicholas Vlahos. During fiscal year 2023, the non-PEO NEOs were Nicholas Vlahos and James P. Woidke.

(2)	The dollar amounts reported are the amounts of total compensation reported for Mr. Schroeder for the applicable fiscal year in the “Total” column of the Summary Compensation Table (the “SCT”).

(3)	The dollar amounts reported are the amounts of total compensation reported for Mr. Hernandez for the applicable fiscal year in the “Total” column of the SCT.

(4)	The dollar amounts reported are the amounts of total compensation reported for Mr. Vlak for the applicable fiscal year in the “Total” column of the SCT.
(5)

The following table sets forth the adjustments made to the SCT total for each year represented in the pay versus performance table to arrive at “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K:

	2025 First PEO	2024 First PEO	2024 Second PEO	2023 Second PEO	2023 Third PEO
SCT Total for PEO	$888,000	$88,861	$2,410,352	$1,550,558	$1,103,178
Less: Amount reported under the “Stock Awards” column in the SCT	$(375,250)	$—	$(762,597)	$(782,100)	$—
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$182,559	$—	$—	$976,830	$—
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$—	$—	$—	$—	$—
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$—	$—	$202,908	$—	$—
Less: for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	$(89,371)	$—	$(561,200)	$—	$(523,566)
Total Adjustments	$(278,062)	$—	$(1,120,889)	$194,700	$(523,566)
Compensation Actually Paid to PEO	$609,938	$88,861	$1,289,463	$1,745,288	$579,612

(6)	The dollar amounts reported represent the average of the amounts reported for the non-PEO NEOs for the applicable fiscal year in the “Total” column of the Summary Compensation Table.

(7)

The following table sets forth the adjustments made, on an average basis, to the average SCT total for each year represented in the pay versus performance table to arrive at “average compensation actually paid” to our non-PEO NEOs:

	2025	2024	2023
Average SCT Total for Non-PEO NEOs	$528,360	$656,852	$739,442
Less: Amount reported under the “Stock Awards” column in the SCT	$(150,960)	$(212,521)	$(70,000)
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$74,594	$137,739	$88,000
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(11,876)	$12,188	$1,632
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(6,295)	$37,225	$450
Less: for any awards granted in any prior fiscal year that were forfeited	$(13,285)	—	—
Less: for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	$(128,742)	—	—
Total Adjustments	$(236,563)	$(25,369)	$20,082
Average Compensation Actually Paid to Non-PEO NEOs	$291,797	$631,483	$759,524

(8)

The amounts reported represent the measurement period value of an investment of $100 in our stock on December 30, 2022 (the last trading day before the 2023 fiscal year), and then valued again on each of December 29, 2023 (the last trading day of the 2023 fiscal year), December 27, 2024 (the last trading day of the 2024 fiscal year), and January 2, 2026 (the last trading day of the 2025 fiscal year) based on the closing price per share of the Company’s common stock as of such dates and assuming the reinvestment of dividends.

(9)	The amounts reported represent net income for the applicable fiscal year calculated in accordance with generally accepted accounting principles in the United States.

Relationships between Compensation Actually Paid and Performance Measures

The graphs below show the relationship between the compensation actually paid (CAP) to August Vlak, the PEO who served from January 2016 to January 2023, Mark Hernandez, the PEO who served from January 2023 to November 2024, and Ryan Schroeder, the PEO who has served as PEO since November 2024, and the average CAP to non-PEO NEOs to our revenue, our net income/loss and our total shareholder return for fiscal years 2023, 2024 and 2025.

Adjustment To PEO Compensation, Footnote [Text Block]

The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for fiscal years 2023, 2024 and 2025. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average.

Year	Summary Comp Table Total for First PEO ($)(1)(2)	Summary Comp Table Total for Second PEO ($)(1)(2)	Summary Comp Table Total for Third PEO ($)(1)(3)	Comp Actually Paid to First PEO ($)(1)(5)	Comp Actually Paid to Second PEO ($)(1)(5)	Comp Actually Paid to Third PEO ($)(1)(5)	Average Summary Comp Table Total for Non-PEO Named Executive Officers ($)(1)(6)	Average Comp Actually Paid to Non-PEO Named Executive Officers ($)(1)(7)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(8)	Net Income ($)(9) (in thousands)
2025	$888,000	—	—	$609,938	—	—	$528,360	$291,797	$74.32	$7,179
2024	88,861	2,410,352	—	88,861	1,289,463	—	656,852	631,483	121.21	(8,529)
2023	—	1,550,558	1,103,178	—	1,745,288	579,612	588,186	628,350	114.55	8,585

(1)

During fiscal year 2025, Ryan Schroeder (“First PEO”) served as our PEO. During fiscal year 2024, Ryan Schroeder and Mark Hernandez (“Second PEO”) each served for a period of time as our PEO. During fiscal year 2023, Mark Hernandez and August M. Vlak (“Third PEO”) each served for a period of time as our PEO. During fiscal year 2025, Nicholas Vlahos served as our non-PEO named executive officer (“NEO”). During fiscal year 2024, the non-PEO NEO was Nicholas Vlahos. During fiscal year 2023, the non-PEO NEOs were Nicholas Vlahos and James P. Woidke.

(2)	The dollar amounts reported are the amounts of total compensation reported for Mr. Schroeder for the applicable fiscal year in the “Total” column of the Summary Compensation Table (the “SCT”).

(3)	The dollar amounts reported are the amounts of total compensation reported for Mr. Hernandez for the applicable fiscal year in the “Total” column of the SCT.

(4)	The dollar amounts reported are the amounts of total compensation reported for Mr. Vlak for the applicable fiscal year in the “Total” column of the SCT.

The following table sets forth the adjustments made to the SCT total for each year represented in the pay versus performance table to arrive at “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K:

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	2025 First PEO	2024 First PEO	2024 Second PEO	2023 Second PEO	2023 Third PEO
SCT Total for PEO	$888,000	$88,861	$2,410,352	$1,550,558	$1,103,178
Less: Amount reported under the “Stock Awards” column in the SCT	$(375,250)	$—	$(762,597)	$(782,100)	$—
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$182,559	$—	$—	$976,830	$—
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$—	$—	$—	$—	$—
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$—	$—	$202,908	$—	$—
Less: for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	$(89,371)	$—	$(561,200)	$—	$(523,566)
Total Adjustments	$(278,062)	$—	$(1,120,889)	$194,700	$(523,566)
Compensation Actually Paid to PEO	$609,938	$88,861	$1,289,463	$1,745,288	$579,612

(6)	The dollar amounts reported represent the average of the amounts reported for the non-PEO NEOs for the applicable fiscal year in the “Total” column of the Summary Compensation Table.

(7)

The following table sets forth the adjustments made, on an average basis, to the average SCT total for each year represented in the pay versus performance table to arrive at “average compensation actually paid” to our non-PEO NEOs:

	2025	2024	2023
Average SCT Total for Non-PEO NEOs	$528,360	$656,852	$739,442
Less: Amount reported under the “Stock Awards” column in the SCT	$(150,960)	$(212,521)	$(70,000)
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$74,594	$137,739	$88,000
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(11,876)	$12,188	$1,632
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(6,295)	$37,225	$450
Less: for any awards granted in any prior fiscal year that were forfeited	$(13,285)	—	—
Less: for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	$(128,742)	—	—
Total Adjustments	$(236,563)	$(25,369)	$20,082
Average Compensation Actually Paid to Non-PEO NEOs	$291,797	$631,483	$759,524

(8)

The amounts reported represent the measurement period value of an investment of $100 in our stock on December 30, 2022 (the last trading day before the 2023 fiscal year), and then valued again on each of December 29, 2023 (the last trading day of the 2023 fiscal year), December 27, 2024 (the last trading day of the 2024 fiscal year), and January 2, 2026 (the last trading day of the 2025 fiscal year) based on the closing price per share of the Company’s common stock as of such dates and assuming the reinvestment of dividends.

(9)	The amounts reported represent net income for the applicable fiscal year calculated in accordance with generally accepted accounting principles in the United States.

Additional 402(v) Disclosure [Text Block]

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” (“CAP”) to our NEOs, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table.

PEO Name

During fiscal year 2025, Ryan Schroeder (“First PEO”) served as our PEO. During fiscal year 2024, Ryan Schroeder and Mark Hernandez (“Second PEO”) each served for a period of time as our PEO. During fiscal year 2023, Mark Hernandez and August M. Vlak (“Third PEO”) each served for a period of time as our PEO. During fiscal year 2025, Nicholas Vlahos served as our non-PEO named executive officer (“NEO”). During fiscal year 2024, the non-PEO NEO was Nicholas Vlahos. During fiscal year 2023, the non-PEO NEOs were Nicholas Vlahos and James P. Woidke.

PEO Total Compensation Amount	$ 888,000	$ 88,861	$ 0
PEO Total Compensation Amount Second	0	2,410,352	1,550,558
PEO Total Compensation Amount Third	0	0	1,103,178
PEO Actually Paid Compensation Amount	609,938	88,861	0
PEO Actually Paid Compensation Amount Second	0	1,289,463	1,745,288
PEO Actually Paid Compensation Amount Third		0	579,612
Non-PEO NEO Average Total Compensation Amount	528,360	656,852	588,186
Non-PEO NEO Average Compensation Actually Paid Amount	291,797	631,483	628,350
Total Shareholder Return Amount	74,320	121,210	114,550
Net Income (Loss)	$ 7,179,000	$ (8,529,000)	$ 8,585,000